Contract Cost Assets, Net - Significant Components (Details) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Contract Cost Assets, Net
Capitalized Contract Cost, Net	$ 145,598	$ 258,665
Contract cost assets
Contract Cost Assets, Net
Capitalized Contract Cost, Net	$ 145,598	139,249
Payments for processing rights
Contract Cost Assets, Net
Capitalized Contract Cost, Net		$ 119,416